UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09373

Oppenheimer Senior Floating Rate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

	Principal Amount	Value
Corporate Loans—88.7%
Consumer Discretionary—29.3%
Auto Components—0.2%
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.688%, [LIBOR12+275], 3/7/24[1]	$34,357,523	$34,529,309

Automobiles—0.6%
Federal-Mogul Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 5.65%, [LIBOR12+375], 4/15/21[1]	80,753,122	81,690,666

Distributors—2.1%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.651%, [LIBOR12+275], 8/25/21[1]	29,891,004	29,653,819
Tranche B6, 4.956%, [LIBOR4+300], 6/22/23[1]	19,529,739	19,356,413
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.377%, [LIBOR4+350], 9/26/24[1]	28,919,675	25,135,969
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.438%, [LIBOR12+450], 8/21/22[1]	26,308,305	23,006,613
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.901%, [LIBOR12+500], 9/25/24[1]	47,312,262	47,726,245
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.377%, [LIBOR12+250], 8/18/23[1]	10,700,100	10,760,288
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.234%, [LIBOR4+425], 6/23/23[1]	14,244,701	13,928,184
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.627%-4.647%, [LIBOR12+275], 1/30/23[1]	21,155,386	21,304,108
Party City Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.33%-4.75%, [LIBOR4+275], 8/19/22[1]	18,849,371	18,990,835
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.022%, [LIBOR4+300], 1/26/23[1]	32,714,892	22,550,539
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.89%, [LIBOR12+300], 3/11/22[1]	67,070,522	52,935,410
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.401%, [LIBOR12+350], 6/8/24[1]	26,626,050	26,688,488
		312,036,911

Diversified Consumer Services—0.6%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.377%, [LIBOR4+450], 5/8/20[1]	40,899,677	33,026,490
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.308%, [LIBOR4+500], 4/1/21[1]	41,917,551	42,231,932
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.058%, [LIBOR4+875], 4/1/22[1]	7,155,000	6,904,611
		82,163,033

Hotels, Restaurants & Leisure—6.4%
Alterra Mountain Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.901%, [LIBOR12+300], 7/31/24[1]	3,122,175	3,148,526
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.244%, [LIBOR52+250], 9/15/23[1]	24,683,206	24,845,992

1      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 3.877%, [LIBOR4+250], 10/7/24[1]	$62,508,338	$62,703,676
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.651%, [LIBOR4+275], 12/23/24[1]	222,881,400	224,955,311
CEC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%, [LIBOR12+300], 2/12/21[1]	17,463,004	15,772,760
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.91%, [LIBOR12+200], 12/27/24[1]	13,431,338	13,506,889
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.401%, [LIBOR12+250], 4/18/24[1]	26,157,338	26,319,121
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.377%, [LIBOR12+250], 2/1/24[1]	59,038,490	59,029,339
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%-4.063%, [LIBOR4+225], 4/17/24[1]	37,354,455	37,657,960
ESH Hospitality, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%, [LIBOR12+250], 8/30/23[1]	10,115,234	10,184,776
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.494%, [LIBOR4+350], 5/9/24[1]	33,556,425	33,855,413
Fitness & Sports Clubs LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.291%-5.753%, [LIBOR4+325], 4/18/25[1]	8,493,977	8,541,755
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.901%, [LIBOR12+200], 11/30/23[1]	10,516,875	10,605,269
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.473%, [LIBOR4+300], 12/1/23[1]	8,590,000	8,670,574
GVC Holdings PLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.857%, [LIBOR4+275], 3/29/24[1]	25,320,000	25,396,466
La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.348%, [LIBOR4+275], 4/14/21[1]	28,078,589	28,157,630
Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.377%, [LIBOR12+250], 1/19/24[1]	5,486,550	5,540,044
RHP Hotel Properties LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.07%, [LIBOR4+225], 5/11/24[1]	8,865,450	8,937,482
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.651%-4.744%, [LIBOR6+275], 8/14/24[1]	77,879,900	78,445,698
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.325%, [LIBOR4+300], 4/6/25[1]	35,416,216	35,609,058
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.41%, [LIBOR12+250], 6/8/23[1]	59,719,990	60,009,334
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.401%, [LIBOR12+350], 11/15/20[1]	30,869,809	30,821,653
VICI Properties 1 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.898%, [LIBOR12+350], 12/20/24[1]	12,857,727	12,920,216

2      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.64%-7.06%, [LIBOR12+475], 11/29/24[1]	$106,571,938	$108,220,605
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.223%, [LIBOR4+200], 3/28/25[1]	22,595,000	22,798,468
		956,654,015

Household Durables—1.7%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.796%, [LIBOR4+350], 9/27/24[1]	10,280,000	10,373,188
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.821%, 10/10/18[2]	3,705,000	3,738,586
American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.391%, [LIBOR12+450], 4/6/24[1]	18,115,000	18,273,506
BRP US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.40%, [LIBOR4+225], 6/30/23[1]	12,451,873	12,545,262
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.128%, [LIBOR4+225], 4/7/25[1]	33,445,000	33,477,776
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.377%, [LIBOR12+550], 2/15/23[1]	28,573,250	28,966,132
International Textile Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.812%, [LIBOR4+500], 4/18/25[1]	15,825,000	15,904,125
Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.387%-5.391%, [LIBOR12+350], 3/13/25[1]	7,995,000	8,039,972
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 3.877%, [LIBOR12+200], 1/26/24[1]	15,152,430	15,261,300
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.377%, [LIBOR12+350], 9/7/23[1]	58,249,104	45,179,461
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.897%-5.808%, [LIBOR4+350], 11/8/23[1]	73,119,611	66,316,928
		258,076,236

Media—17.4%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%, [LIBOR4+325], 9/26/21[1]	35,908,802	29,469,456
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.151%, [LIBOR4+325], 7/23/21[1]	8,976,744	8,615,834
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.127%, [LIBOR4+275], 7/15/25[1]	39,337,600	39,027,226
Tranche B, 5.098%, [LIBOR4+275], 1/31/26[1]	1,975,038	1,953,638
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.151%, [LIBOR12+225], 7/28/25[1]	41,332,809	41,365,255
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.151%, [LIBOR12+325], 10/3/23[1]	17,295,298	17,434,265
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.623%, [LIBOR4+275], 11/18/24[1]	33,870,113	34,064,188
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.401%, [LIBOR12+350], 4/9/21[1]	77,608,408	48,776,885

3      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 8.443%, [LIBOR4+675], 1/30/19[1,3]	$395,239,541	$315,845,798
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 9.193%, [LIBOR4+750], 7/30/19[1,3]	49,202,030	39,244,769
Cogeco Communications USA II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.254%, [LIBOR12+237.5], 1/3/25[1]	13,565,000	13,617,768
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 3.249%-4.147%, [LIBOR12+225], 7/17/25[1]	64,195,535	64,107,266
Tranche B, 4.277%, [LIBOR4+250], 1/25/26[1]	11,220,000	11,241,038
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.859%, [LIBOR4+550], 2/28/20[1]	37,968,794	37,430,966
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR4+350], 10/18/19[1]	18,567,918	17,681,300
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.137%, [LIBOR12+250], 2/7/24[1]	27,858,575	28,018,205
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 7.052%, [LIBOR4+475], 11/3/23[1]	43,771,187	44,195,329
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 5.706%, [LIBOR4+375], 11/27/23[1]	36,020,000	36,295,913
Tranche B4, 6.456%, [LIBOR4+450], 1/2/24[1]	8,985,000	9,337,392
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.54%, [LIBOR6+275], 12/18/20[1]	70,246,802	70,539,380
Legendary Pictures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.302%, [LIBOR4+600], 4/22/20[1,4]	66,960,000	66,374,100
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.848%, [LIBOR4+350], 1/7/22[1]	69,110,000	67,194,962
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.148%, [LIBOR4+225], 3/24/25[1]	39,520,000	39,730,049
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.63%, [LIBOR4+250], 10/4/24[1]	41,919,930	42,024,730
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.058%, [LIBOR4+575], 8/13/21[1]	49,463,551	49,383,915
Meredith Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.877%, [LIBOR6+300], 1/31/25[1]	26,320,000	26,525,691
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.164%-4.387%, [LIBOR12+250], 1/17/24[1]	16,240,259	16,329,581
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.377%, [LIBOR4+650], 10/13/22[1,4]	111,945,000	111,385,275
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR12+325], 7/21/22[1]	31,059,637	31,195,678
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.387%, [LIBOR12+250], 1/17/24[1]	126,458,975	127,154,499
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.877%, [LIBOR12+300], 2/1/24[1]	94,436,200	93,588,163

4      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Media (Continued)
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.877%, [LIBOR4+400], 11/8/24[1]	$44,461,575	$45,067,364
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.38%, [LIBOR12+250], 7/2/21[1]	20,675,539	20,815,512
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.151%, [LIBOR12+325], 2/2/26[1]	31,495,000	31,744,283
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.522%, [LIBOR4+275], 7/31/25[1]	29,369,696	28,976,289
Tranche B12, 5.348%, [LIBOR4+300], 1/31/26[1]	53,687,484	53,041,623
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 3.913%, [LIBOR12+225], 12/12/24[1]	71,895,000	72,344,344
Tranche B2, 4.16%, [LIBOR12+225], 1/3/24[1]	72,448,415	72,810,657
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.734%, [LIBOR4+275], 12/6/23[1]	25,353,900	25,195,438
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AL, 4.397%, [LIBOR12+250], 3/1/26[1]	49,435,000	49,722,465
Telesat LL, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.31%, [LIBOR4+250], 11/17/23[1]	21,196,239	21,332,107
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.901%, [LIBOR12+300], 1/26/24[1]	54,600,025	54,770,650
Unitymedia Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.147%, [LIBOR4+225], 1/15/26[1]	31,270,000	31,262,808
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 4.651%, [LIBOR12+275], 3/15/24[1]	129,702,780	128,151,535
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AR, 4.397%, [LIBOR4+250], 1/15/26[1]	64,256,000	64,474,470
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 4.397%, [LIBOR12+250], 1/15/26[1]	76,510,000	76,948,402
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.146%, [LIBOR12+325], 8/18/23[1]	59,392,525	57,536,509
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.16%, [LIBOR12+325], 5/6/21[1]	36,968,729	37,282,963
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.127%, [LIBOR12+225], 11/1/23[1]	41,512,000	41,757,128
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.397%, [LIBOR12+250], 4/15/25[1]	85,455,000	85,152,489
		2,577,535,550

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.141%, [LIBOR12+325], 10/25/20[1]	47,443,800	41,839,501

Consumer Staples—3.1%
Beverages—3.1%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%-4.127%, [LIBOR12+225], 2/16/24[1]	66,774,297	67,044,732
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.383%-6.75%, [LIBOR6+275], 4/6/24[1]	47,133,594	47,416,395

5      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Beverages (Continued)
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.645%-4.651%, [LIBOR12+275], 10/4/23[1]	$102,199,418	$103,166,736
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.901%, [LIBOR12+300], 6/2/21[1]	9,212,145	9,251,020
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.127%, [LIBOR12+225], 8/3/22[1]	29,351,595	29,612,090
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.128%, [LIBOR12+325], 2/5/25[1]	17,955,000	18,176,654
Jacobs Douwe Egberts International BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.063%, [LIBOR4+225], 7/4/22[1]	13,440,000	13,563,178
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.644%, [LIBOR12+175], 4/3/25[1]	20,811,105	20,973,744
Mastronardi Produce Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.588%, [LIBOR4+325], 4/18/25[1]	7,235,000	7,280,219
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.147%, [LIBOR12+225], 5/15/24[1]	30,211,000	30,324,291
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.377%, [LIBOR12+350], 4/19/24[1]	9,235,425	9,362,412
Post Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.90%, [LIBOR12+200], 5/24/24[1]	27,131,658	27,289,158
Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.772%, [LIBOR4+325], 3/6/25[1]	45,200,000	45,386,450
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.189%, [LIBOR4+325], 3/28/25[1]	15,725,000	15,872,422
Tacala Investment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.133%, [LIBOR4+325], 1/31/25[1]	11,520,000	11,639,520
		456,359,021

Energy—4.1%
Energy Equipment & Services—3.7%
Apergy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.088%, [LIBOR12+250], 4/19/25[1]	9,040,000	9,107,800
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.387%, [LIBOR12+650], 8/4/20[1]	8,041,514	8,073,680
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.359%, [LIBOR4+400], 10/31/24[1]	42,580,000	42,846,125
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 12.273%, [LIBOR12+1,037.5], 12/31/21[1]	15,525,000	17,523,844
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.647%, [LIBOR12+475], 12/31/22[1]	22,800,000	23,370,000
Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.444%, [LIBOR4+750], 8/23/21[1]	17,150,000	18,179,000
Delek US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.401%, [LIBOR4+250], 3/31/25[1]	22,166,000	22,353,081
Drillship Kithira Owners, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 9/20/24	40,849,939	42,892,436
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.651%, [LIBOR12+375], 10/2/23[1]	79,914,483	80,239,335

6      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Energy Equipment & Services (Continued)
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.147%, [LIBOR12+525], 4/11/22[1]	$44,087,646	$44,390,748
Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.302%, [LIBOR4+500], 6/27/20[1]	9,969,151	8,723,007
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.56%, [LIBOR4+525], 8/25/23[1]	23,993,221	21,863,823
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, [LIBOR4+450], 6/18/20[1,3]	31,549,367	12,383,127
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.53%, [LIBOR4+900], 8/7/20[1,5,6]	7,049,908	6,979,409
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.898%, [LIBOR12+400], 2/15/24[1]	37,221,095	37,276,926
Lucid Energy Group II Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.897%, [LIBOR12+300], 2/17/25[1]	12,570,000	12,570,000
McDermott Technology Americas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.202%, [LIBOR12+500], 3/28/25[1]	20,915,000	20,813,771
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.81%, [LIBOR4+350], 12/31/23[1]	4,263,137	4,290,314
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%, [LIBOR4+350], 6/3/18[1,3]	7,090,658	2,585,148
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.302%, [LIBOR4+600], 2/21/21[1]	57,593,991	49,506,642
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%, [LIBOR4+350], 12/16/20[1]	3,348,019	2,929,533
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%, [LIBOR4+350], 12/16/20[1]	1,248,282	1,092,253
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.85%, [LIBOR4+400], 9/27/24[1]	16,550,000	16,666,347
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.897%, [LIBOR4+300], 4/12/24[1]	36,825,000	34,604,084
		541,260,433

Oil, Gas & Consumable Fuels—0.4%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%, [LIBOR4+350], 12/16/20[1]	24,059,308	21,052,015
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.552%, [LIBOR4+425], 8/4/21[1]	44,738,257	44,302,059
		65,354,074

Financials—4.3%
Capital Markets—0.8%
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.127%, [LIBOR12+425], 11/23/20[1,5]	29,668,328	29,751,844
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.377%, [LIBOR12+450], 5/23/21[1,5,6]	92,756,750	92,959,888
		122,711,732

7      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks—2.7%
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 5.127%, [LIBOR4+325], 8/12/22[1]	$23,267,162	$23,441,666
Tranche B, 5.359%, [LIBOR12+300], 4/27/25[1]	3,955,000	3,984,662
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.644%-4.651%, [LIBOR12+275], 1/25/24[1]	17,651,364	17,784,897
Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.056%, [LIBOR4+300], 5/22/24[1]	15,582,014	15,698,879
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.41%, [LIBOR12+250], 3/25/24[1]	13,084,360	13,160,053
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.052%, [LIBOR4+275], 7/3/24[1]	11,470,175	11,557,979
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, [LIBOR4+300], 4/16/25[1]	37,970,000	38,246,801
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.438%, [LIBOR12+350], 12/20/24[1]	17,925,075	18,091,240
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.891%-4.897%, [LIBOR4+300], 10/1/21[1]	27,701,047	27,908,805
Jane Street Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.627%, [LIBOR12+375], 8/25/22[1]	4,485,000	4,546,669
Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.377%, [LIBOR4+450], 2/28/25[1]	17,280,000	17,447,443
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.877%, [LIBOR12+350], 1/8/24[1]	48,465,557	48,783,734
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.901%, [LIBOR12+300], 10/24/22[1]	92,033,980	88,966,488
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR4+300], 5/16/24[1]	72,597,309	72,960,296
		402,579,612

Consumer Finance—0.2%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.13%, [LIBOR12+525], 9/29/20[1]	20,601,611	20,125,198
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.65%, [LIBOR12+900], 9/29/21[1,4]	10,846,618	10,331,404
		30,456,602

Insurance—0.6%
AssuredPartners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR12+325], 10/22/24[1]	29,800,000	29,984,015
Sedgwick Claims Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.651%, [LIBOR4+275], 3/1/21[1]	58,485,175	58,607,116
		88,591,131

Health Care—8.5%
Health Care Equipment & Supplies—8.1%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 8.475%, [LIBOR4+612.5], 1/16/23[1]	10,228,933	9,860,691

8      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.377%,[LIBOR12+250], 2/11/22[1]	$2,831,757	$2,863,033
Tranche B4, 4.377%,[LIBOR12+250], 2/16/23[1]	19,636,554	19,853,440
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.128%,[LIBOR12+325], 4/28/22[1]	34,605,126	34,804,105
Tranche B, 6.147%,[LIBOR12+325], 3/14/25[1]	14,284,200	14,455,325
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.188%,[LIBOR12+425], 4/16/21[1]	24,251,001	23,887,236
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.272%-6.377%,[LIBOR4+450], 10/24/23[1]	17,370,750	17,511,887
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.035%,[LIBOR4+300], 3/21/25[1]	36,570,000	36,787,226
Ardent Legacy Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.377%,[LIBOR4+550], 8/4/21[1]	12,712,217	12,791,668
ASP AMC Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%,[LIBOR4+350], 4/22/24[1]	47,859,098	48,075,900
Carestream Dental Equipment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.552%,[LIBOR4+325], 9/1/24[1]	7,178,925	7,189,406
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.877%,[LIBOR4+400], 6/7/19[1]	9,425,004	9,490,649
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.151%,[LIBOR12+225], 5/20/24[1]	14,424,553	14,506,845
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%,[LIBOR12+275], 3/1/24[1]	108,211,950	108,761,667
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 4.229%,[LIBOR4+275], 12/31/19[1]	11,775,100	11,608,601
Tranche H, 5.234%,[LIBOR4+300], 1/27/21[1]	52,607,673	51,160,962
Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.53%,[LIBOR4+275], 6/1/22[1]	11,220,000	11,332,200
CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.79%,[LIBOR4+300], 2/6/25[1]	31,440,000	31,263,307
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.151%-5.558%,[LIBOR12+325], 6/8/20[1]	54,793,430	55,118,629
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.188%,[LIBOR12+425], 4/29/24[1]	43,124,759	42,956,357
Envision Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.88%,[LIBOR12+300], 12/1/23[1]	11,547,378	11,612,332
Genoa a Qol Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.127%,[LIBOR12+325], 10/30/23[1]	17,363,217	17,501,602
Grifols Worldwide Operations USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.994%,[LIBOR52+225], 1/31/25[1]	69,201,000	69,640,772
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B10, 3.877%,[LIBOR12+200], 3/13/25[1]	18,015,000	18,222,713
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.825%,[LIBOR12+375], 4/17/25[1]	35,375,365	35,552,242
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.825%, 4/17/252	5,306,305	5,332,836
INC Research Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%,[LIBOR12+225], 8/1/24[1]	20,940,156	21,044,857

9      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.377%-4.802%, [LIBOR4+250], 8/18/22[1]	$34,751,721	$34,982,646
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR4+325], 2/2/24[1]	15,964,363	16,094,073
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 7.552%, [LIBOR4+525], 11/30/18[1]	37,769,005	26,438,304
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.203%, [LIBOR4+275], 9/24/24[1]	11,687,050	11,612,545
Tranche B, 4.82%, [LIBOR4+300], 2/24/25[1]	36,445,000	36,449,556
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR4+300], 6/7/23[1]	63,265,880	63,665,721
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR4+300], 1/31/21[1]	34,795,278	35,077,989
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.052%, [LIBOR4+575], 7/31/19[1]	13,766,108	10,476,008
Opal Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.302%-6.308%, [LIBOR4+400], 11/27/20[1]	30,183,647	29,667,959
Ortho-Clinical Diagnostics, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 5.627%, [LIBOR4+375], 6/30/21[1]	36,793,482	37,084,702
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.627%, [LIBOR4+300], 9/27/24[1]	7,572,725	7,607,067
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.65%-6.75%, [PRIME4+175], 3/1/21[1]	21,578,700	21,821,460
Sotera Health Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.901%, [LIBOR12+300], 5/15/22[1]	2,258,593	2,273,421
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.16%, [LIBOR4+325], 9/2/24[1]	31,775,200	31,889,432
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, [LIBOR12+275], 2/6/24[1]	43,795,863	42,536,732
US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.901%, [LIBOR12+300], 6/23/24[1]	1,790,490	1,801,868
Valeant Pharmaceuticals International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 5.394%, [LIBOR12+350], 4/1/22[1]	24,704,330	25,011,899
Vizient, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.651%, [LIBOR12+275], 2/13/23[1]	2,489,420	2,509,260
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.901%, [LIBOR4+300], 12/2/24[1]	21,246,750	21,213,605
		1,201,400,735

Health Care Providers & Services—0.4%
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.875%, [LIBOR4+350], 4/9/21[1]	63,294,336	63,531,690

Industrials—15.0%
Aerospace & Defense—0.1%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.837%, [LIBOR4+350], 4/9/20[1]	12,944,087	12,790,440
		12,790,440

10      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Commercial Services & Supplies—8.1%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.648%-5.651%, [LIBOR12+375], 2/27/25[1]	$13,581,763	$13,736,663
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 0.50%, [LIBOR4+3.75], 2/27/25[1]	1,692,237	1,711,537
AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.127%, [LIBOR12+325], 12/13/23[1]	5,391,351	5,426,745
AI Aqua ZIP Bidco Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%, [LIBOR12+325], 12/13/23[1]	11,852,844	11,930,658
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%, [LIBOR4+375], 7/28/22[1]	59,616,859	58,598,305
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.627%, [LIBOR12+275], 8/4/22[1]	64,858,629	65,375,552
Tranche B6, 4.627%, [LIBOR12+275], 11/3/23[1]	71,453,846	72,045,841
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.637%, [LIBOR12+375], 2/28/25[1]	35,165,000	35,589,793
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.294%, [LIBOR4+250], 11/7/24[1]	26,099,588	26,262,710
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.833%-6.802%, [LIBOR4+450], 12/8/23[1]	18,762,500	18,434,156
Ceridian HCM Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.045%, [LIBOR12+325], 4/5/25[1]	34,355,000	34,512,518
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.272%, [LIBOR4+550], 3/19/21[1]	8,361,560	8,327,904
CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%-7.272%, [LIBOR4+550], 3/19/21[1]	16,881,903	16,815,891
Cotiviti Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.56%, [LIBOR4+250], 9/28/23[1]	39,371,292	39,641,969
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%, [LIBOR4+350], 12/20/19[1]	50,407,087	26,967,791
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.802%, [LIBOR4+750], 12/21/20[1]	9,500,000	779,000
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.127%, [LIBOR12+275], 8/12/20[1]	6,152,465	6,173,322
Tranche B2, 4.627%, [LIBOR12+275], 8/14/23[1]	23,062,464	23,100,978
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.151%, [LIBOR4+525], 6/30/22[1]	15,555,577	15,555,655
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.641%, [LIBOR12+475], 1/5/24[1]	14,712,500	14,822,844
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.506%-7.25%, [LIBOR4+350], 5/24/24[1]	57,472,142	58,190,544
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR4+350], 10/31/21[1]	49,029,201	49,642,066
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.377%, [LIBOR6+350], 5/1/24[1]	50,409,075	50,850,406
International Car Wash Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.147%, [LIBOR4+375], 10/3/24[1]	42,827,985	43,059,898
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.618%, [LIBOR4+500], 4/11/23[1]	23,487,933	23,634,733

11      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%, [LIBOR4+375], 8/12/22[1]	$24,436,772	$24,650,593
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.377%, [LIBOR12+350], 4/26/24[1]	35,120,183	35,405,534
Learning Care Group US No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.138%-5.609%, [LIBOR4+325], 3/13/25[1]	5,405,000	5,445,538
Legalzoom.com, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.397%, [LIBOR4+450], 11/21/24[1]	24,638,250	24,915,430
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.052%, [LIBOR4+575], 3/20/20[1]	22,439,793	22,418,812
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.552%, [LIBOR4+825], 4/17/20[1]	9,700,330	9,154,687
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR4+350], 5/21/22[1]	24,623,559	24,900,574
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7.802%, [LIBOR4+550], 9/30/22[1]	34,854,528	33,840,087
Sarbacane Bidco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.77%, [LIBOR4+300], 1/29/25[1]	5,390,000	5,449,533
SMG US Midco 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.151%, [LIBOR6+325], 1/23/25[1]	4,490,000	4,538,627
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.787%, [LIBOR4+400], 9/12/24[1]	82,533,150	81,788,288
TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.16%, [LIBOR6+425], 2/1/23[1]	15,488,550	15,653,116
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.785%, [LIBOR4+275], 3/17/25[1]	68,455,000	68,790,087
Trident LS Merger Sub Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.558%, [LIBOR4+325], 4/13/25[1]	18,080,000	18,280,598
XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.92%, [LIBOR4+200], 2/24/25[1]	102,642,000	103,340,479
		1,199,759,462

Industrial Conglomerates—2.5%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.627%, [LIBOR12+375], 2/1/22[1]	21,425,250	21,514,593
Filtration Group Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.452%, [LIBOR4+325], 3/29/25[1]	9,040,000	9,140,751
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR12+275], 7/30/24[1]	17,825,798	17,951,738
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR4+300], 4/1/24[1]	40,010,902	40,301,381
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.938%, [LIBOR12+300], 12/6/24[1]	12,667,290	12,841,465
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR4+350], 6/30/21[1]	22,979,809	23,252,694
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%, [LIBOR12+225], 5/17/24[1]	24,018,500	23,658,223

12      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Industrial Conglomerates (Continued)
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.825%, [LIBOR4+350], 4/19/25[1]	$4,520,000	$4,562,375
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.148%, [LIBOR12+225], 8/21/24[1]	15,242,571	15,371,218
Robertshaw US Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.438%, [LIBOR12+350], 2/28/25[1]	6,290,000	6,351,925
Titan Acquisition Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.056%, [LIBOR12+300], 3/28/25[1]	18,055,000	18,100,138
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.651%, [LIBOR12+275], 5/14/22[1]	18,338,922	18,436,760
Tranche F, 4.651%-5.052%, [LIBOR4+275], 6/9/23[1]	45,675,889	45,925,051
Tranche G, 4.802%, [LIBOR4+250], 8/22/24[1]	21,220,815	21,351,960
Vectra Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.145%, [LIBOR12+325], 3/8/25[1]	20,225,000	20,281,933
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.887%, [LIBOR12+400], 11/30/23[1]	39,626,918	39,651,685
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%, [LIBOR4+350], 6/19/21[1]	9,256,214	9,063,407
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.089%, [LIBOR4+375], 4/30/25[1]	13,565,000	13,649,781
Zodiac Pool Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.123%, [LIBOR4+225], 3/7/25[1]	4,500,000	4,526,730
		365,933,808

Professional Services—0.3%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.137%-5.256%, [LIBOR4+375], 3/3/25[1]	40,432,825	40,552,911
		40,552,911

Road & Rail—2.6%
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.40%, [LIBOR12+450], 5/18/23[1]	26,668,475	26,876,889
Avolon TLB Borrower 1 US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.147%, [LIBOR12+225], 3/21/22[1]	139,714,225	140,170,392
CH Hold Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.901%, [LIBOR12+300], 2/1/24[1]	19,567,435	19,726,518
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.901%, [LIBOR12+500], 2/27/24[1]	12,123,450	12,244,684
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.901%, [LIBOR12+300], 7/29/22[1]	14,013,879	14,101,466
Tranche B2, 4.877%, [LIBOR12+300], 7/29/22[1]	958,224	964,213
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.234%, [LIBOR4+825], 2/23/22[1,4]	167,344,000	173,033,696
		387,117,858

13      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Transportation Infrastructure—1.4%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.15%, [LIBOR12+225], 4/6/24[1]	$38,946,900	$39,202,586
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.984%, [LIBOR4+500], 5/19/23[1]	19,567,138	19,689,432
Horizon Global Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.253%, [LIBOR4+450], 2/16/24[1]	14,920,000	15,106,500
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.147%, [LIBOR4+325], 3/20/25[1]	23,703,393	23,718,208
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.147%-5.234%, [LIBOR12+325], 3/20/25[1]	774,907	775,392
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 1.00%, 3/20/25[2]	3,017,388	3,019,274
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.40%, [LIBOR12+350], 11/6/24[1]	26,927,513	27,142,125
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.401%, [LIBOR12+450], 5/22/24[1]	29,356,721	29,641,187
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.401%, [LIBOR12+275], 6/30/22[1]	56,159,984	56,581,184
		214,875,888

Information Technology—10.1%
Communications Equipment—0.4%
Birch Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.59%, [LIBOR4+725], 7/17/20[1]	62,983,437	62,589,790

Internet Software & Services—9.7%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.484%, [LIBOR4+350], 6/13/24[1]	59,835,597	59,879,875
Altran Technologies SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.273%, [LIBOR4+275], 3/20/25[1]	6,285,000	6,350,458
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.647%, [LIBOR12+475], 12/15/24[1,5]	162,310,208	164,296,073
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 7.355%, [LIBOR4+500], 6/30/21[1]	39,081,008	36,955,978
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.151%, [LIBOR12+325], 9/10/22[1]	42,991,738	43,221,959
Cavium, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.15%, [LIBOR12+225], 8/16/22[1]	8,008,164	8,063,220
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.78%, [LIBOR4+300], 5/1/24[1]	37,610,198	37,586,691
Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.40%, [LIBOR12+425], 12/15/21[1]	22,200,400	22,508,431
Cypress Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.15%, [LIBOR12+275], 7/5/21[1]	21,722,006	21,986,798
Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.337%, [LIBOR4+525], 4/25/25[1]	22,610,000	22,666,525
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.13%, [LIBOR12+375], 6/1/22[1]	20,404,860	20,541,879

14      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Internet Software & Services (Continued)
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.147%, [LIBOR12+225], 7/8/22[1]	$22,930,847	$23,038,393
Tranche B, 4.147%, [LIBOR12+225], 4/26/24[1]	49,147,120	49,375,163
Go Daddy Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.151%, [LIBOR12+225], 2/15/24[1]	45,076,311	45,338,430
Greeneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.802%, [LIBOR4+350], 12/1/23[1]	16,459,554	16,583,001
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.627%, [LIBOR4+275], 2/1/22[1]	71,368,675	71,785,111
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%, [LIBOR4+325], 8/5/22[1]	32,910,657	33,180,689
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.65%, [LIBOR12+700], 4/6/22[1]	19,302,205	19,471,099
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.13%, [LIBOR12+425], 1/20/24[1]	17,122,438	16,921,250
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.88%, [LIBOR12+300], 11/1/23[1]	2,260,000	2,282,272
Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.401%, [LIBOR12+450], 11/29/24[1]	15,226,838	15,356,875
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.627%, [LIBOR12+275], 6/21/24[1]	10,818,976	10,806,804
Tranche B2, 4.377%, [LIBOR4+250], 11/19/21[1]	9,017,400	9,024,885
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, [LIBOR12+250], 5/13/24[1]	11,977,059	12,051,915
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.377%, [LIBOR12+450], 9/30/24[1]	55,532,222	56,326,055
Polycom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.127%-7.147%, [LIBOR12+525], 9/27/23[1]	15,072,581	15,217,654
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.291%, [LIBOR6+650], 12/8/21[1]	10,803,400	10,708,870
Project Deep Blue Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.061%, [LIBOR4+325], 2/12/25[1]	8,975,000	9,028,267
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.272%, [LIBOR4+550], 10/31/22[1]	28,059,383	28,278,527
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.13%, [LIBOR12+325], 4/24/22[1]	55,746,527	55,595,733
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, [LIBOR12+275], 6/21/24[1]	73,067,350	72,985,150
Shutterfly, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.66%, [LIBOR12+275], 8/17/24[1]	22,505,000	22,758,181
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.901%, [LIBOR12+300], 2/5/24[1]	20,673,188	20,823,895
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, [LIBOR12+275], 3/3/23[1]	26,267,590	26,412,061
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR4+325], 9/30/22[1]	10,419,722	10,480,938
SS&C Technologies Holdings Europe Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.22%, [LIBOR4+250], 4/16/25[1]	33,147,824	33,411,017

15      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
SS&C Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.22%, [LIBOR4+250], 4/16/25[1]	$89,591,740	$90,303,098
Sybil Software LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.853%, [LIBOR4+250], 9/30/23[1]	5,155,000	5,192,219
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.877%-4.901%, [LIBOR12+300], 5/1/24[1]	76,034,592	76,565,314
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.377%, [LIBOR4+250], 9/28/24[1]	34,061,900	34,338,823
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.802%, [LIBOR4+450], 1/27/23[1]	60,101,359	59,303,213
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.401%, [LIBOR12+250], 12/1/23[1]	37,721,967	37,863,424
		1,434,866,213

Materials—6.6%
Chemicals—2.2%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.302%, [LIBOR4+300], 1/31/24[1]	13,810,638	13,922,849
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.672%, [LIBOR4+350], 3/16/25[1]	13,505,000	13,631,609
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.377%, [LIBOR12+350], 7/30/21[1]	28,989,877	29,297,895
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.127%, [LIBOR4+325], 11/7/24[1]	13,400,000	13,534,000
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.377%, [LIBOR12+250], 2/14/24[1]	12,983,850	13,054,222
Tranche B2, 4.587%, [LIBOR12+225], 2/14/24[1]	4,568,754	4,591,598
Tranche B3, 4.587%, [LIBOR12+225], 2/14/24[1]	4,471,547	4,493,905
H.B. Fuller Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.147%, [LIBOR12+200], 10/20/24[1]	22,600,000	22,698,875
LUX HOLDCO III, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.773%, [LIBOR4+300], 3/28/25[1]	7,190,000	7,260,390
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 4.877%, [LIBOR12+300], 6/7/23[1]	13,444,031	13,554,945
Tranche B7, 4.377%, [LIBOR4+275], 6/7/20[1]	13,504,771	13,583,302
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%, [LIBOR4+350], 2/14/24[1]	16,890,839	17,059,747
OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.552%, [LIBOR4+425], 3/13/25[1]	17,970,000	18,153,474
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.291%, [LIBOR4+250], 2/8/25[1]	8,952,563	9,010,127
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.377%, [LIBOR12+350], 6/13/23[1]	14,800,557	14,899,203
Trinseo Materials Operating SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.401%, [LIBOR4+250], 9/6/24[1]	5,338,175	5,384,884
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR4+300], 9/23/24[1]	24,127,722	24,404,829
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR4+300], 9/23/24[1]	55,676,446	56,315,890

16      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Chemicals (Continued)
Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.401%, [LIBOR12+250], 7/1/24[1]	$34,229,170	$34,574,200
		329,425,944

Construction Materials—1.1%
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.151%, [LIBOR12+225], 8/18/23[1]	28,772,261	29,077,966
Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.178%, [LIBOR4+300], 4/12/25[1]	20,335,000	20,557,465
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.627%, [LIBOR12+275], 11/15/23[1]	83,074,501	83,527,672
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.145%, [LIBOR12+225], 2/8/25[1]	14,070,856	14,175,332
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.151%, [LIBOR12+325], 2/28/24[1]	20,712,052	20,880,338
		168,218,773

Containers & Packaging—1.1%
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.588%, [LIBOR12+325], 4/3/24[1]	37,357,700	37,624,621
Multi-Color Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.127%, [LIBOR12+225], 10/31/24[1]	4,244,363	4,270,020
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.63%, [LIBOR4+275], 10/14/24[1]	16,895,100	16,982,279
Pro Mach Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.035%, [LIBOR4+300], 3/7/25[1]	32,835,000	32,937,609
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.627%, [LIBOR12+300], 2/5/23[1]	39,634,270	39,939,057
SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.627%-4.651%, [LIBOR12+275], 3/11/22[1]	32,908,163	33,134,407
		164,887,993

Metals & Mining—2.2%
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.552%, [LIBOR4+725], 4/16/20[1]	249,211,179	221,207,319
Tranche B3, 10.052%, [LIBOR4+775], 4/17/20[1]	75,076,237	66,480,008
Oxbow Carbon LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.627%, [LIBOR12+375], 1/4/23[1]	3,856,188	3,909,210
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.062%, [LIBOR12+275], 3/31/25[1]	16,856,677	16,928,740
TMS International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, [LIBOR4+275], 8/14/24[1]	15,297,385	15,369,129
		323,894,406

17      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Telecommunication Services—4.9%
Diversified Telecommunication Services—4.9%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, [LIBOR4+275], 1/31/25[1]	$190,684,625	$188,121,824
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.571%, [LIBOR4+375], 10/2/24[1]	37,120,000	37,597,178
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.91%, [LIBOR12+300], 10/5/23[1]	53,343,063	53,109,954
Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.61%, [LIBOR4+325], 5/27/24[1]	38,003,760	38,027,512
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.66%, [LIBOR12+375], 6/15/24[1]	44,488,813	44,037,029
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.302%, [LIBOR4+400], 5/23/20[1]	40,493,461	40,776,915
Global Tel*Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.552%, [LIBOR4+775], 11/23/20[1]	18,000,000	18,060,030
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.28%, [LIBOR4+450], 8/6/21[1]	24,937,875	24,517,048
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.272%, [LIBOR4+950], 2/4/22[1]	26,090,000	24,655,050
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.148%, [LIBOR12+225], 2/22/24[1]	35,765,000	35,963,674
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.90%, [LIBOR12+200], 4/11/25[1]	30,804,116	30,926,100
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.438%, [LIBOR4+250], 2/2/24[1]	140,429,929	141,022,543
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.90%, [LIBOR12+400], 3/29/21[1]	52,610,998	50,462,891
Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.151%, [LIBOR12+225], 1/19/24[1]	1,350,000	1,360,969
		728,638,717

Utilities—2.8%
Electric Utilities—2.8%
APLP Holdings LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.312%, [LIBOR12+300], 4/12/23[1]	4,520,000	4,549,674
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.81%, [LIBOR4+250], 1/15/24[1]	25,743,962	25,887,356
Tranche B7, 4.81%, [LIBOR4+275], 5/31/23[1]	6,324,442	6,358,942
Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.052%, [LIBOR4+375], 12/20/24[1]	18,772,950	19,031,078
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.398%, [LIBOR12+275], 2/7/24[1]	58,895,974	59,347,706
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.56%, [LIBOR4+325], 6/28/23[1]	35,578,579	35,805,392
Exgen Renewables IV LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.99%, [LIBOR4+300], 11/28/24[1]	4,673,288	4,720,044
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.842%, [LIBOR4+425], 4/24/25[1]	27,125,000	27,322,741

18      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Electric Utilities (Continued)
Helix Gen Funding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.651%, [LIBOR4+375], 6/3/24[1]	$26,626,527	$26,892,792
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 5.627%, [LIBOR12+375], 1/30/24[1]	16,750,611	16,918,117
Tranche C, 5.627%, [LIBOR12+375], 1/30/24[1]	1,072,468	1,083,193
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.302%, [LIBOR4+700], 10/18/22[1]	9,249,150	8,925,430
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.302%, [LIBOR4+400], 11/9/20[1]	55,654,762	47,074,745
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.901%, [LIBOR12+400], 7/15/23[1]	45,040,589	44,712,018
Tranche B2, 6.353%, [LIBOR12+400], 4/15/24[1]	5,935,000	5,891,704
TerraForm Power Operating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.651%, [LIBOR4+275], 11/8/22[1]	6,264,300	6,306,052
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.401%, [LIBOR12+250], 8/4/23[1]	60,829,010	61,323,246
Tranche C, 4.401%, [LIBOR12+250], 8/4/23[1]	10,802,540	10,890,310
		413,040,540
Total Corporate Loans (Cost $13,295,729,567)		13,163,362,994

Corporate Bonds and Notes—0.9%
Berry Global, Inc., 4.50% Sec. Nts., 2/15/26[7]	3,590,000	3,437,425
Erickson Air-Crane, Inc., 6.00% Sub. Nts., 11/2/20[3,4]	1,803,397	2
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[7]	37,580,000	39,318,075
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[7]	51,925,000	46,148,344
United States Steel Corp., 6.25% Sr. Unsec. Nts., 3/15/26	19,775,000	19,676,125
Windstream Services LLC/Windstream Finance Corp., 8.625% Sr. Sec. Nts., 10/31/25	33,000,000	30,442,500
Total Corporate Bonds and Notes (Cost $144,054,165)		139,022,471

	Shares
Common Stocks—4.0%
Arch Coal, Inc., Cl. A5	2,931,034	236,915,478
Aretec Group, Inc.[5,8]	627,948	39,874,698
Ascent Resources - Marcellus LLC, Cl. A8	5,777,075	19,226,106
Avaya Holdings Corp.[5,8]	4,497,772	102,954,001
Caesars Entertainment Corp.[8]	479,309	5,440,157
Everyware Global, Inc.[5,8]	1,397,654	11,181,232
Gymboree Corp. (The)[5,8]	635,688	11,707,148
Gymboree Holding Corp.[5,8]	1,798,615	33,124,193
ION Media Networks, Inc.[4,8]	35,695	23,308,835
J.G. Wentworth Co., Cl. A5,8	2,944,486	26,593,125
Larchmont Resources LLC[4,5,8]	8,017	2,204,755
Mach Gen LLC[4,8]	313,469	783,672
Media General, Inc.[4,8,9]	6,554,344	393,261
Millennium Corporate Claim Litigation Trust[4,5,8]	70,485	705
Millennium Lender Claim Litigation Trust[4,5,8]	140,969	1,410
New Millennium Holdco, Inc.[4,5,8]	1,431,369	14,314
Ocean Rig UDW, Inc., Cl. A8	2,589,786	62,828,208
Quicksilver Resources, Inc.[4,5,8]	145,955,000	2,751,835

19      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Common Stocks (Continued)
Sabine Oil[8]	17,596	$862,204
Templar Energy, Cl. A4,5,8	1,799,429	2,249,286
VICI Properties, Inc.	694,676	12,629,210
Total Common Stocks (Cost $591,482,432)		595,043,833

	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts., Strike Price $1, Exp. 12/31/49[8]	1,495,722	112,179
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[8]	55,793	362,654
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[8]	9,937	54,654
Total Rights, Warrants and Certificates (Cost $6,003,383)		529,487

	Shares
Investment Company—13.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.67%[5,10] (Cost $1,951,600,073)	1,951,600,073	1,951,600,073
Total Investments, at Value (Cost $15,988,869,620)	106.8%	15,849,558,858
Net Other Assets (Liabilities)	(6.8)	(1,013,738,543)
Net Assets	100.0%	$14,835,820,315

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

4. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares / Principal	Gross	Gross	Shares / Principal
	July 31, 2017	Additions	Reductions	April 30, 2018
Arch Coal, Inc., Cl. A	2,931,034	—	—	2,931,034
Aretec Group, Inc.[a]	700,132	—	72,184	627,948
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.127% [LIBOR12+425], 11/23/20 [a]	16,189,762	29,817,415	16,338,849	29,668,328
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.096% [LIBOR12+450], 5/23/21[a]	86,864,699	30,231,950	24,339,899	92,756,750
Avaya Holdings Corp. [a]	—	5,506,017	1,008,245	4,497,772
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.647% [LIBOR12+475], 12/15/24 [a]	—	162,717,001	406,793	162,310,208
Everyware Global, Inc.	1,397,654	—	—	1,397,654
Gymboree Corp. (The)	—	635,688	—	635,688

20      OPPENHEIMER SENIOR FLOATING RATE FUND

Footnotes to Statement of Investments (Continued)

	Shares / Principal	Gross	Gross	Shares / Principal
	July 31, 2017	Additions	Reductions	April 30, 2018
Gymboree Holding Corp.	—	1,798,615	—	1,798,615
J.G. Wentworth Co., Cl. A	—	2,944,486	—	2,944,486
Larchmont Resources LLC	8,017	—	—	8,017
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.53%, 8/7/20	6,692,610	357,298	—	7,049,908
Millennium Corporate Claim Litigation Trust	70,485	—	—	70,485
Millennium Lender Claim Litigation Trust	140,969	—	—	140,969
New Millennium Holdco, Inc.	1,431,369	—	—	1,431,369
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,017,372,359	3,617,673,097	2,683,445,383	1,951,600,073
Quicksilver Resources, Inc.	145,955,000	—	—	145,955,000
Templar Energy, Cl. A	1,799,429	—	—	1,799,429

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Arch Coal, Inc., Cl. A	$236,915,478	$3,224,137	$—	$13,951,722
Aretec Group, Inc. [a]	—[b]	—	2,250,477	28,572,922
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.127% [LIBOR12+425], 11/23/20 [a]	—[b]	—	89,467	(253,221)
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.096% [LIBOR12+450], 5/23/21 [a]	—[b]	—	354,642	(338,273)
Avaya Holdings Corp. [a]	—[b]	—	(1,926,591)	24,832,961
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.647% [LIBOR12+475], 12/15/24 [a]	—[b]	—	4,068	3,599,608
Everyware Global, Inc.	11,181,232	—	—	1,615,688
Gymboree Corp. (The)	11,707,148	9,908	—	3,752,271
Gymboree Holding Corp.	33,124,193	28,033	—	(11,239,577)
J.G. Wentworth Co., Cl. A	26,593,125	—	—	(17,736,463)
Larchmont Resources LLC	2,204,755	—	—	(561,210)
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.53%, 8/7/20	6,979,409	—	—	(58,736)
Millennium Corporate Claim Litigation Trust	705	—	—	—
Millennium Lender Claim Litigation Trust	1,410	—	—	—
New Millennium Holdco, Inc.	14,314	—	—	—
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,951,600,073	13,448,313	—	—
Quicksilver Resources, Inc.	2,751,835	—	—	65

21      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Templar Energy, Cl. A	$2,249,286	$—	$—	$(5,623,215)

Total	$2,285,322,963	$16,710,391	$772,063	$40,514,542

a. No longer an affiliate at period end.

b. The security is no longer an affiliate. Therefore, the value has been excluded from this table.

6. Interest or dividend is paid-in-kind, when applicable.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $88,903,844 or 0.60% of the Fund’s net assets at period end.

8. Non-income producing security.

9. Security received as the result of issuer reorganization.

10. Rate shown is the 7-day yield at period end.

Glossary:

Definitions

LIBOR12	London Interbank Offered Rate-Monthly
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR52	London Interbank Offered Rate-Weekly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
PRIME4	United States Prime Rate-Quarterly

22      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Senior Floating Rate Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use

23      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

24      OPPENHEIMER SENIOR FLOATING RATE FUND

2. Securities Valuation (Continued)

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$12,802,238,519	$361,124,475	$13,163,362,994
Corporate Bonds and Notes	—	139,022,469	2	139,022,471
Common Stocks	420,767,054	142,568,706	31,708,073	595,043,833
Rights, Warrants and Certificates	—	529,487	—	529,487
Investment Company	1,951,600,073	—	—	1,951,600,073

Total Assets	$2,372,367,127	$13,084,359,181	$392,832,550	$15,849,558,858

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into	Transfers out of	Transfers into	Transfers out of
	Level 2*	Level 2**	Level 3**	Level 3*

Assets Table
Investments, at Value:
Common Stocks	$9,565,544	$(11,500,506)	$11,500,506	$(9,565,544)

Total Assets	$9,565,544	$(11,500,506)	$11,500,506	$(9,565,544)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

25      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate senior loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate senior loans. Senior loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The senior loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some senior loans. As a result, some senior loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

When investing in senior loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from

26      OPPENHEIMER SENIOR FLOATING RATE FUND

3. Investments and Risks (Continued)

the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

At period end, securities with an aggregate market value of $13,163,362,994, representing 88.7% of the Fund’s net assets were comprised of senior loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

27      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Cost	$442,773,857
Market Value	$370,058,844
Market Value as % of Net Assets	2.49%

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Borrowings and Other Financing

Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $4,709,625 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these investments have a market value of $4,730,811 and have been included as Corporate Loans in the Statement of Investments.

28      OPPENHEIMER SENIOR FLOATING RATE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz

Principal Executive Officer

Date:	6/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz

Principal Executive Officer

Date:	6/15/2018

By:	/s/ Brian S. Petersen

Brian S. Petersen

Principal Financial Officer

Date:	6/15/2018